SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2020
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

22. SUBSEQUENT EVENTS

On January 8, 2021, the Company announced direct offering of 2,500,000 of American Depositary Shares (ADSs), each representing 10 ordinary shares, at a purchase price of $16 per ADS. The gross proceeds were $40 million before deducting placement agent fees and other offering expenses. The Company intends to use the net proceeds to expand its solar project pipeline (including combined solar/storage initiatives), to fund possible strategic acquisitions, and to meet general working capital needs.

On January 26, 2021, the Company announced direct offering of 10,000,000 of American Depositary Shares (ADSs), each representing 10 ordinary shares, at a purchase price of $25 per ADS. The gross proceeds were $250 million before deducting placement agent fees and other offering expenses. The Company intends to use the net proceeds to expand its solar project pipeline (including combined solar/storage initiatives), to fund possible strategic acquisitions, and to meet general working capital needs.

The Company performed an evaluation through April 28, 2021, which is the date the financial statements were issued, and did not identify any other material events or transactions that would require adjustment to or disclosure in these consolidated financial statements.